Assets under Operating Leases	12 Months Ended
Dec. 31, 2023
Assets Under Operating Leases [Abstract]
Assets under Operating Leases	Assets under Operating Leases
The balances of property and equipment that are being leased to third parties were as follows:

	December 31, 2023	December 31, 2022
Land	$392	$374
Buildings and improvements	511	466
Equipment	447	402
Total property and equipment	1,350	1,242
Less: accumulated depreciation	(563)	(497)
Property and equipment, net	$787	$745